Debt (Details Narrative)		6 Months Ended
	Jun. 02, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Jun. 02, 2020 CNY (¥)
Interest expenses		$ 181,447	$ 172,913
Subsequent Event [Member]
Line of credit maximum borrowing capacity				$ 7,800,000
RMB [Member] | Subsequent Event [Member]
Line of credit maximum borrowing capacity | ¥					¥ 51,000,000
Xi'an App-Chem [Member]
Line of credit maximum borrowing capacity	$ 2,700,000
Period of line of credit	1 year
Xi'an App-Chem [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥						¥ 18,000,000